Restructuring - Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Restructuring Cost and Reserve [Line Items]
Impairment of long lived assets	$ 0	$ (210)	$ (7,887)
United States
Restructuring Cost and Reserve [Line Items]
Total	430	4,779
United States | Management realignment & integration
Restructuring Cost and Reserve [Line Items]
Severance	111	886
United States | Facility closures
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments		1,568
Other expense	319	1,422
Severance		903
Canada
Restructuring Cost and Reserve [Line Items]
Total	497	4,830	9,667
Canada | Facility consolidation
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments	0	596	3,799
Labor expense	0	682	1,751
Consulting and legal fees	26	192	225
Other expense	5	1,118	2,126
Rent and related charges	0	1,535	584
Severance	466	707	617
Canada | Exit of certain lines of business
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments	0	0	535
Other expense	0	0	488
Impairment of long lived assets	$ 0	$ 0	$ (458)